Equity-Accounted Investees - Medcom Advance,S.A. (Details) - Medcom Advance, S.A. € in Thousands	1 Months Ended
Feb. 28, 2019 EUR (€)
Disclosure of associates [line items]
Ownership interest (as a percent)	45.00%
Consideration	€ 8,602